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                                                                  THE HARTFORD




November 14, 2005



Securities and Exchange Commission
450 Fifth Street, N. W.
Washington, D.C.  20549
Attention: Filing Room

RE:  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
     ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE ("REGISTRANT") WELLS FARGO NON-QUALIFIED SELECT
     FILE NO. 033-63731

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, we hereby certify that:

    1. The Prospectus and Statement of Additional Information that would have been filed, on behalf of the Registrant, under paragraph (c) under this section did not differ from that contained in the Registrant's most recent post-effective amendment; and

    2. The text of the Registrant's most recent post-effective amendment has been filed electronically with the Securities and Exchange Commission on November 10, 2005.

If you have any additional questions, please feel free to contact me at
(860) 843-8697.

Sincerely,

/s/ Michelle Lesperance

Michelle Lesperance
Paralegal

Enclosure